Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 577,731
Increase	156,797
Ending balance	734,528
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	112,305
Increase	32,087
Ending balance	144,392
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	48,496
Increase	2,196
Ending balance	50,692
FQM Australia Holdings Pty Ltd [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	355,197
Increase	23,352
Ending balance	378,549
Others [Member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	61,733
Increase	69,554
Ending balance	131,287
Nickel Mining Company SAS [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase	29,608
Ending balance	₩ 29,608